Segment Information (Tables)	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Schedule of segment reporting information by segment
The table below provides a summary of the Group’s segment results for the nine months ended September 30, 2019 and 2020.

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Net revenues
Learning services and products	539,957	1,725,672
Online marketing services	354,494	335,047

Total net revenues	894,451	2,060,719

Cost of revenues
Learning services and products	400,035	885,756
Online marketing services	246,224	246,146

Total cost of revenues	646,259	1,131,902

Gross margin
Learning services and products	26%	49%
Online marketing services	31%	27%
Total gross margin	28%	45%